Leases - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 52,955	$ 58,908
Additions to right-of-use assets	23,476	25,701
Depreciation charge for the year	(47,387)	(31,702)
Translation differences	(43)	48
Closing balance	29,001	52,955
Bareboats
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	27,047	55,411
Additions to right-of-use assets	22,379	0
Depreciation charge for the year	(33,634)	(28,364)
Translation differences	0	0
Closing balance	15,792	27,047
Time charters
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	22,795	0
Additions to right-of-use assets	0	24,873
Depreciation charge for the year	(12,437)	(2,078)
Translation differences	0	0
Closing balance	10,358	22,795
Office rental
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,438	2,733
Additions to right-of-use assets	986	762
Depreciation charge for the year	(1,086)	(1,092)
Translation differences	(32)	36
Closing balance	2,306	2,438
Company cars
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	675	764
Additions to right-of-use assets	111	66
Depreciation charge for the year	(230)	(167)
Translation differences	(11)	12
Closing balance	$ 545	$ 675